PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Private Equity (c)		Real Estate (Super Core, Core Plus, Value Add, and Opportunistic)[2]		Real Estate (LP Investments) and Other[2] (d)		Total
AS AT DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Cost	$47,296	$52,279	$73,163	$56,560	$17,727	$19,317	$469	$545	$13,150	$11,105	$151,805	$139,806
Accumulated fair value changes	40,324	36,324	7,228	5,419	(614)	(549)	14	9	1,790	1,676	48,742	42,879
Accumulated depreciation	(13,524)	(12,189)	(11,951)	(9,354)	(5,794)	(5,381)	(258)	(239)	(3,028)	(2,503)	(34,555)	(29,666)
Total[1]	$74,096	$76,414	$68,440	$52,625	$11,319	$13,387	$225	$315	$11,912	$10,278	$165,992	$153,019
1.As at December 31, 2025, the total includes $5.9 billion (2024 – $6.2 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $866 million (2024 – $1.1 billion) in our Renewable Power and Transition segment, $4.4 billion (2024 – $5.2 billion) in our Infrastructure segment, $861 million (2024 – $924 million) in our Private Equity, $63 million (2024 – $80 million) in our super core, core plus, value add and opportunistic investments within our Real Estate segment, and $1.0 billion (2024 – $829 million) within our Asset Management segment, totaling $7.2 billion (2024 – $8.1 billion) of ROU assets.
2.Real estate Super Core, Core Plus, Value Add and Opportunistic investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Renewable Power and Transition, Infrastructure, and Real Estate segments, as well as real estate LP Investments within our Asset Management segment primarily carry PP&E assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $110.8 billion (2024 – $99.5 billion). The Private Equity segment carries PP&E assets at amortized cost. As at December 31, 2025, $88.3 billion (2024 – $92.3 billion) of PP&E, at cost, were pledged as collateral for the property debt at their respective properties.
a)    Renewable Power and Transition
Our Renewable Power and Transition PP&E consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024
Cost, beginning of year	$11,823	$13,656	$18,348	$16,787	$22,108	$15,841	$52,279	$46,284
Additions, net of disposals and assets reclassified as held for sale	(45)	(187)	(3,904)	(862)	(3,992)	2,472	(7,941)	1,423
Acquisitions through business combinations	—	—	—	3,263	527	4,176	527	7,439
Foreign currency translation and other	852	(1,646)	650	(840)	929	(381)	2,431	(2,867)
Cost, end of year	12,630	11,823	15,094	18,348	19,572	22,108	47,296	52,279

Accumulated fair value changes, beginning of year	28,561	26,653	4,977	3,614	2,786	1,722	36,324	31,989
Fair value changes	1,236	3,215	762	1,531	102	1,185	2,100	5,931
Dispositions and assets reclassified as held for sale	—	—	—	—	(53)	(60)	(53)	(60)
Foreign currency translation and other	1,861	(1,307)	84	(168)	8	(61)	1,953	(1,536)
Accumulated fair value changes, end of year	31,658	28,561	5,823	4,977	2,843	2,786	40,324	36,324

Accumulated depreciation, beginning of year	(6,137)	(6,332)	(3,414)	(3,560)	(2,638)	(2,030)	(12,189)	(11,922)
Depreciation expenses	(683)	(646)	(877)	(802)	(924)	(602)	(2,484)	(2,050)
Dispositions and assets reclassified as held for sale	86	143	517	566	958	221	1,561	930
Foreign currency translation and other	(154)	698	(93)	382	(165)	(227)	(412)	853
Accumulated depreciation, end of year	(6,888)	(6,137)	(3,867)	(3,414)	(2,769)	(2,638)	(13,524)	(12,189)
Balance, end of year	$37,400	$34,247	$17,050	$19,911	$19,646	$22,256	$74,096	$76,414
The following table presents our Renewable Power and Transition PP&E measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2025	2024
North America	$37,237	$44,538
Colombia	15,219	12,431
Brazil	4,607	4,283
Europe	7,370	7,144
Australia	5,119	3,511
Asia and other	4,544	4,507
	$74,096	$76,414
Renewable Power and Transition assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2025. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of Renewable Power and Transition assets.
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows – primarily impacted by future electricity price assumptions	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	•Terminal year	•Increases (decreases) in the terminal year decrease (increase) fair value	•Increases (decreases) in the terminal year tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2025 and 2024 are summarized below.

	Contracted Discount Rate		Uncontracted Discount Rate		Terminal Capitalization Rate[1]		Terminal Year
AS AT DEC. 31	2025	2024	2025	2024	2025	2024	2025	2024
North America	5.0 – 5.7%	5.1 – 5.8%	6.2 – 7.0%	6.3 – 7.2%	4.3 – 4.7%	4.3 – 5.1%	2048	2048
Colombia	8.4%	8.5%	9.6%	9.8%	7.1%	7.3%	2045	2044
Brazil	9.5%	9.6%	10.8%	10.9%	n/a	n/a	2052	2052
Europe[2]	5.0 – 7.2%	4.9 – 6.6%	5.0 – 7.2%	4.9 – 6.6%	n/a	n/a	2052	2047
Australia	7.3%	n/a	7.3%	n/a	n/a	n/a	2056	n/a
1.Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
2.The change in uncontracted rates compared to the prior year reflect change in asset mix to include certain development and merchant assets in Europe.

Terminal values are included in the valuation of hydroelectric assets in the U.S., Canada, and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration or useful life of a concession asset as at December 31, 2025, including a one-time 30-year renewal for applicable hydroelectric assets, is 30 years (2024 – 30 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2025	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	63%	32%	62	75	86	104
Colombia (prices in COP$/MWh)	43%	3%	308	394	555	763
Brazil (prices in R$/MWh)	78%	32%	334	403	371	467
Europe (prices in €/MWh)	64%	21%	66	83	56	68
Australia (prices in A$/MWh)	53%	6%	68	73	91	129
The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2029 and 2035 (2024 – between 2028 and 2035), which will maintain system reliability and provide adequate levels of reserve generation.
b)    Infrastructure
Our Infrastructure PP&E consists of the following:

	Utilities		Transport		Midstream		Data		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Cost, beginning of year	$8,580	$8,278	$19,403	$18,866	$14,758	$15,405	$13,819	$9,086	$56,560	$51,635
Additions, net of disposals and assets reclassified as held for sale	582	572	(101)	867	830	480	2,417	818	3,728	2,737
Acquisitions through business combinations	104	—	3	—	8,897	—	2,852	4,141	11,856	4,141
Foreign currency translation and other	427	(270)	363	(330)	696	(1,127)	(467)	(226)	1,019	(1,953)
Cost, end of year	9,693	8,580	19,668	19,403	25,181	14,758	18,621	13,819	73,163	56,560

Accumulated fair value changes, beginning of year	1,957	1,894	1,433	1,410	2,021	833	8	—	5,419	4,137
Disposition and assets reclassified as held for sale	—	—	(276)	—	—	—	—	(4)	(276)	(4)
Fair value changes	198	120	(2)	92	1,605	1,189	—	12	1,801	1,413
Foreign currency translation and other	183	(57)	71	(69)	26	(1)	4	—	284	(127)
Accumulated fair value changes, end of year	2,338	1,957	1,226	1,433	3,652	2,021	12	8	7,228	5,419

Accumulated depreciation, beginning of year	(2,070)	(1,836)	(3,377)	(2,605)	(1,946)	(1,538)	(1,961)	(1,247)	(9,354)	(7,226)
Depreciation expenses	(429)	(413)	(969)	(1,003)	(781)	(629)	(1,007)	(775)	(3,186)	(2,820)
Dispositions and assets reclassified as held for sale	92	109	668	103	30	101	62	28	852	341
Foreign currency translation and other	(85)	70	(155)	128	(106)	120	83	33	(263)	351
Accumulated depreciation, end of year	(2,492)	(2,070)	(3,833)	(3,377)	(2,803)	(1,946)	(2,823)	(1,961)	(11,951)	(9,354)
Balance, end of year	$9,539	$8,467	$17,061	$17,459	$26,030	$14,833	$15,810	$11,866	$68,440	$52,625
Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2025. The utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the midstream operations are comprised of energy transmission, distribution and storage. Data PP&E include mainly telecommunications towers, fiber optic networks and data storage assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, midstream and data assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal value multiple	•Increases (decreases) in terminal value multiple increases (decreases) fair value	•Increases (decreases) in terminal value multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal value multiple
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, and midstream assets at the end of 2025 and 2024 are summarized below.

	Utilities		Transport		Midstream
AS AT DEC. 31	2025	2024	2025[1]	2024	2025[2]	2024
Discount rates	8% – 16%	8% – 15%	9%	10%	n/a	15%
Terminal value multiples	15x	16x	8x	9x – 20x	n/a	8x – 10x
Investment horizon	10 – 20 yrs	10 – 20 yrs	10 yrs	10 yrs	n/a	1 – 2 yrs
1.The change in terminal capitalization multiples from prior year primarily relates to the deconsolidation of our U.K. ports operation, which is no longer included in the metrics.
2.The current and prior year reflects our North American gas storage business. As a result of an IPO in October 2025, our investment in this business is now valued using its share price.

c)    Private Equity
Private Equity PP&E primarily includes assets owned by the company’s Private Equity segment. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$19,317	$22,470	$(549)	$(701)	$(5,381)	$(5,934)	$13,387	$15,835
Additions/(dispositions)[1], net of assets reclassified as held for sale	(2,942)	(1,908)	(36)	307	1,366	1,960	(1,612)	359
Acquisitions through business combinations	209	32	—	—	—	—	209	32
Foreign currency translation and other	1,143	(1,277)	(13)	12	(307)	257	823	(1,008)
Depreciation expenses	—	—	—	—	(1,472)	(1,664)	(1,472)	(1,664)
Impairment charges	—	—	(16)	(167)	—	—	(16)	(167)
Balance, end of year	$17,727	$19,317	$(614)	$(549)	$(5,794)	$(5,381)	$11,319	$13,387
1.For accumulated impairment and accumulated depreciation, (additions)/dispositions.

d)    Real Estate LP Investments and Other
PP&E within the segment primarily consists of our hospitality portfolio within our real estate LP investments, accounted for under the revaluation model, with the most recent revaluation as at December 31, 2025. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of the assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$11,105	$16,663	$1,676	$2,464	$(2,503)	$(2,587)	$10,278	$16,540
Changes in basis of accounting[1]	(38)	(4,668)	(10)	(476)	6	304	(42)	(4,840)
Additions/(dispositions)[2], net of assets reclassified as held for sale	478	(634)	(97)	(234)	134	359	515	(509)
Acquisitions through business combinations	968	45	—	—	—	—	968	45
Foreign currency translation and other	636	(301)	65	(36)	(136)	81	565	(256)
Fair value changes	1	—	176	20	—	—	177	20
Depreciation expenses	—	—	—	—	(529)	(660)	(529)	(660)
Impairment charges	—	—	(20)	(62)	—	—	(20)	(62)
Balance, end of year	$13,150	$11,105	$1,790	$1,676	$(3,028)	$(2,503)	$11,912	$10,278
1.Following the completion of the partial sale of BSREP IV to BWS in 2024, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
2.For accumulated depreciation, (additions)/dispositions.